TAXATION (Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
TAXATION [Line Items]
Income (loss) from continuing operations before income taxes	¥ (204,598)	$ (29,468)	¥ (5,254)	¥ 175,646
Income tax computed at the tax rate of 25%	(51,150)	(7,367)	(1,314)	43,912
Effect of different tax rates in different jurisdictions	10,400	1,498	9,718	2,960
Non-deductible expenses	6,942	1,000	4,682	10,955
Non-taxable income			(2,580)
Interests and penalties on unrecognized tax positions	1,467	211	9,041	2,044
Changes of valuation allowance	73,847	10,636	11,889	466
Withholding tax	18,980	2,734	42,589	20,513
Income tax expense	¥ 60,486	$ 8,712	¥ 74,025	¥ 80,850